FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		September 30, 2003

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     51

	c.	Information Table Value Total	$ 146,305

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2003
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                            PORTFOLIO            # OF
COMPANY NAME                  TYPE            CUSIP #       VALUE                SHARES

ALBERTSON'S                   common         013104104           2,267              110,225
ALTRIA GROUP                  common         02209S103             824               18,810
AMER ELECTRIC POWER           common         025537101             187                6,235
AT&T                          common         001957505             354               16,445
BANK OF AMERICA               common         060505104           1,313               16,820
BP ADR                        common         055622104           7,687              182,585
CARPENTER TECHNOLOGY          common         144285103           2,327              108,531
CINERGY                       common         172474108           5,646              153,842
CITIGROUP                     common         172967101             152                3,348
COMCAST 'A'                   common         20030N101             984               31,921
CONAGRA FOODS                 common         205887102             247               11,650
CONOCOPHILLIPS                common         20825C104           2,366               43,220
CONSOL EDISON                 common         209115104             405                9,940
CORNING                       common         219350105           3,098              328,850
CROWN HLDGS                   common         228368106             411               60,879
DISNEY (WALT)                 common         254687106           1,202               59,600
DOMINION RESOURCES            common         25746U109             452                7,295
DUPONT                        common         263534109           4,447              111,159
EMERSON ELECTRIC              common         291011104           5,633              106,996
EXXON MOBIL                   common         30231G102           2,946               80,494
GENERAL ELECTRIC              common         369604103           4,399              147,579
GENERAL MILLS                 common         370334104           3,645               77,432
GENERAL MOTORS                common         370442105           4,369              106,740
GENUINE PARTS                 common         372460105           4,270              133,527
GOODRICH                      common         382388106           3,770              155,522
HEINZ (H.J.)                  common         423074103             151                4,400
HOME DEPOT                    common         437076102           4,740              148,828
HONEYWELL INT'L               common         438516106             590               22,390
INGERSOLL-RAND                common         G4776G101           1,985               37,145
INT'L BUSINESS MACH           common         459200101             173                1,960
JPMORGAN CHASE & CO           common         46625H100           2,043               59,520
KEYCORP                       common         493267108           4,924              192,573
KEYSPAN                       common         49337W100             781               22,250
KIMBERLY-CLARK                common         494368103           5,601              109,129
LIMITED BRANDS                common         532716107             716               47,450
MARATHON OIL                  common         565849106           6,537              229,360
MCDONALD'S                    common         580135101           2,023               85,950
MEDCO HEALTH SOL              common         58405U102             317               12,209
MERCK & CO.                   common         589331107           5,234              103,399
MOTOROLA                      common         620076109           2,140              179,093
NAT'L CITY                    common         635405103           5,278              179,168
PPG INDUSTRIES                common         693506107           4,224               80,880
SANMINA-SCI                   common         800907107             406               42,000
SARA LEE                      common         803111103           5,491              299,056
SBC COMMUNICATIONS            common         78387G103           3,132              140,759
SCHERING-PLOUGH               common         806605101           1,228               80,590
TECO ENERGY                   common         872375100           2,442              176,706
UNITED STATES STEEL           common         912909108           1,958              106,513
V.F.                          common         918204108           8,466              217,570
VERIZON COMM                  common         92343V104           3,638              112,142
WACHOVIA                      common         929903102           8,687              210,903

                                                               146,305            4,991,588







(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
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